Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of income (loss) before income taxes

	Year ended December 31,
	2013	2012
Foreign	(10,922)	—
U.S.	(23,025)	(15,888)

Totals	$(33,947)	$(15,888)

Schedule of significant components of the Company's deferred tax assets

	Year ended December 31,
	2013	2012
Deferred tax assets:
U.S. and state net operating loss carryforwards	$17,876	$10,621
Foreign net operating loss carryforwards	2,731	—
Research and development credits	2,670	871
Accruals and other temporary differences	1,819	335

Total deferred tax assets	25,096	11,827
Less valuation allowance	(25,096)	(11,827)

Net deferred tax assets	$—	$—

Schedule of reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes

	Year ended December 31,
	2013	2012
Federal income tax expense at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	4.9%	5.2%
Permanent differences	0.0%	(0.1)%
Research and development credit	3.9%	0.0%
Foreign rate differential	(2.9)%	0.0%
Other	(0.8)%	(0.0)%
Change in valuation allowance	(39.1)%	(39.1)%

Effective income tax rate	0.0%	0.0%